UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2009
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: 186125(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      224     4500 SH       Sole                     4500
Abbott Labs                    COM              002824100     4469    93700 SH       Sole                    93700
Accenture Ltd Bermuda Cl A     COM                             363    13220 SH       Sole                    13220
Activision Blizzard Inc        COM              00507V109      908    86828 SH       Sole                    86828
Adobe Sys Inc                  COM              00724F101     3003   140410 SH       Sole                   140410
Advent Software Inc            COM              007974108      333    10000 SH       Sole                    10000
Airgas Inc                     COM              009363102      794    23476 SH       Sole                    23476
Alliance Bernstein Holding LP  COM              01881G106      177    12000 SH       Sole                    12000
American Express Co            COM              025816109     1657   121590 SH       Sole                   121590
Amgen Inc                      COM              031162100      607    12250 SH       Sole                    12250
Apple Inc                      COM              037833100     2178    20720 SH       Sole                    20720
Applied Materials Inc          COM              038222105      177    16500 SH       Sole                    16500
AT&T Inc                       COM              00206R102      541    21458 SH       Sole                    21458
Automatic Data Processing Inc  COM              053015103      257     7300 SH       Sole                     7300
Bank of America                COM              060505104      260    38058 SH       Sole                    38058
Becton Dickinson & Co          COM              075887109      477     7100 SH       Sole                     7100
Best Buy Co Inc                COM              086516101      503    13249 SH       Sole                    13249
Biotech Holdrs Tr Depostry Rcp COM              09067D201      262     1500 SH       Sole                     1500
BP Plc Sponsored ADR           COM              055622104     2382    59399 SH       Sole                    59399
Bristol Myers Squibb           COM              110122108      312    14248 SH       Sole                    14248
Burlington Northern            COM              12189T104      342     5691 SH       Sole                     5691
Carnival Corp                  COM              143658300     1658    76752 SH       Sole                    76752
Chevron Corp                   COM              166764100     7817   116252 SH       Sole                   116252
Cisco Systems                  COM              17275r102     4202   250576 SH       Sole                   250576
Citrix Systems Inc             COM              177376100      481    21250 SH       Sole                    21250
Coca Cola Co                   COM              191216100     1274    28977 SH       Sole                    28977
Comcast Corp                   COM              20030N101      999    73244 SH       Sole                    73244
Conocophillips                 COM              20825C104     1203    30713 SH       Sole                    30713
Convergys Corp                 COM              212485106      100    12352 SH       Sole                    12352
Corning Inc                    COM              219350105      265    20000 SH       Sole                    20000
Costco Whsl Corp               COM              22160K105      199     4300 SH       Sole                     4300
Covidien Plc                   COM              G2552X108     1089    32749 SH       Sole                    32749
CVS Caremark Corp              COM              126650100     3277   119200 SH       Sole                   119200
Danaher Corp                   COM              235851102     1334    24600 SH       Sole                    24600
Deere & Co                     COM              244199105      279     8500 SH       Sole                     8500
Disney Walt Co                 COM              254687106     1651    90905 SH       Sole                    90905
eBay Inc                       COM              278642103     1309   104200 SH       Sole                   104200
Express Scripts Inc            COM              302182100     1067    23107 SH       Sole                    23107
Exxon Mobil Corp               COM              30231G102    10023   147179 SH       Sole                   147179
Fiserv Inc                     COM              337738108     2505    68700 SH       Sole                    68700
Genentech Inc New              COM              368991576      209     2200 SH       Sole                     2200
General Electric Co            COM              369604103     4839   478659 SH       Sole                   478659
Genzyme Corp                   COM              372917104     1918    32300 SH       Sole                    32300
Goldman Sachs Group            COM              38141g104      288     2720 SH       Sole                     2720
Google, Inc.                   COM              38259p508     3950    11350 SH       Sole                    11350
Hewlett Packard Co.            COM              428236103     3986   124332 SH       Sole                   124332
Home Depot, Inc.               COM              437076102      476    20200 SH       Sole                    20200
Honeywell Inc                  COM              438516106      206     7396 SH       Sole                     7396
Intel Corp                     COM              458140100     2908   193501 SH       Sole                   193501
Intl Business Mach             COM              459200101     5446    56208 SH       Sole                    56208
Johnson & Johnson              COM              478160104     5502   104593 SH       Sole                   104593
JPMorgan Chase & Co            COM              46625H100      803    30213 SH       Sole                    30213
Key Tronic Inc                 COM              493144109       79    84000 SH       Sole                    84000
Kohl's Corp.                   COM              500255104     2036    48100 SH       Sole                    48100
Life Technologies Corp.        COM              53217v109      459    14124 SH       Sole                    14124
Lincoln Elec Hldgs Inc         COM              533900106      340    10737 SH       Sole                    10737
Lincoln Natl Corp Ind          COM              534187109       82    12275 SH       Sole                    12275
Lowes Cos Inc                  COM              548661107     1479    81050 SH       Sole                    81050
McDonalds Corp                 COM              580135101      598    10953 SH       Sole                    10953
Medtronic Inc                  COM              585055106     2215    75145 SH       Sole                    75145
Merck & Co                     COM              589331107      300    11200 SH       Sole                    11200
Microsoft Corp.                COM              594918104     5092   277168 SH       Sole                   277168
Monsanto Co                    COM              61166W101      632     7600 SH       Sole                     7600
Noble Energy, Inc.             COM              655044105      431     8000 SH       Sole                     8000
Nokia Corp ADR                 COM              654902204      243    20800 SH       Sole                    20800
Nvidia Corp                    COM              67066G104      301    30493 SH       Sole                    30493
Oil Service Holdr              COM              678002106      460     6200 SH       Sole                     6200
Omnicom Group Inc              COM              681919106      845    36100 SH       Sole                    36100
Oracle Corp.                   COM              68389x105     2834   156850 SH       Sole                   156850
Pepsico, Inc.                  COM              713448108     5803   112731 SH       Sole                   112731
Pfizer, Inc.                   COM              717081103      723    53105 SH       Sole                    53105
Procter & Gamble Co            COM              742718109     7797   165585 SH       Sole                   165585
Qualcomm Inc                   COM              747525103     4611   118500 SH       Sole                   118500
Royal Dutch Shell Plc Spons AD COM              780259206      614    13850 SH       Sole                    13850
Sara Lee Corp                  COM              803111103     1624   200992 SH       Sole                   200992
Schlumberger Ltd               COM              806857108      938    23100 SH       Sole                    23100
Schwab Charles Corp            COM              808513105     2673   172434 SH       Sole                   172434
Select Sector SPDR Tr Sbi Int- COM              81369Y803      102     6500 SH       Sole                     6500
Staples, Inc.                  COM              855030102      263    14500 SH       Sole                    14500
Starbucks Corp                 COM              855244109     1058    95200 SH       Sole                    95200
State Street Corp.             COM              857477103      757    24600 SH       Sole                    24600
Stryker Corp                   COM              863667101     2880    84600 SH       Sole                    84600
T. Rowe Price Group            COM              74144T108      329    11400 SH       Sole                    11400
Target Corp.                   COM              87612e106     1825    53059 SH       Sole                    53059
True Religion Apparel          COM              89784N104      177    15000 SH       Sole                    15000
Tyco Electronics Ltd           COM              G9144P105      287    26035 SH       Sole                    26035
Tyco International Ltd.        COM              h89128104      521    26642 SH       Sole                    26642
U.S. Bancorp                   COM              902973304      248    17002 SH       Sole                    17002
Union Pacific Corp.            COM              907818108       91     2204 SH       Sole                     2204
United Technologies            COM              913017109     1700    39550 SH       Sole                    39550
Varian Med Sys Inc             COM              92220P105     1724    56650 SH       Sole                    56650
Verizon Comm                   COM              92343V104      329    10900 SH       Sole                    10900
Vodafone Grp ADR               COM              92857W209      813    46645 SH       Sole                    46645
Wal Mart Stores Inc            COM              931142103     1516    29097 SH       Sole                    29097
Weatherford Intl               COM              H27013103     1613   145750 SH       Sole                   145750
Wells Fargo & Co               COM              949746101     9096   638741 SH       Sole                   638741
Wyeth                          COM              983024100      646    15015 SH       Sole                    15015
Xenoport, Inc.                 COM              98411C100      484    24996 SH       Sole                    24996
Chestnut Str Exch Fd Sh Partsh                  166668103     8498 37432.300 SH      Sole                37432.300
DWS Dreman High Return Equity                                  168 30067.751 SH      Sole                30067.751
DWS Dreman Small Mid Cap Val V                                  69 11630.780 SH      Sole                11630.780
Janus Adviser Long/Short Fd I                   47102S676      980 117379.962 SH     Sole               117379.962
Schwab Invts 1000 Index Inv                     808517106      225 9547.856 SH       Sole                 9547.856
Redwood Mtg Investors VIIIREG                                   24    24145 SH       Sole                    24145
iShares Russell 2000 Index Fun                  464287655      518    12307 SH       Sole                    12307
PowerShares FTSE RAFI US 1000                                 8478   290331 SH       Sole                   290331
PowerShares QQQ Trust Unit Ser                  73935A104     1021    33661 SH       Sole                    33661
SPDR Tr Unit Ser 1                              78462F103     2335    29369 SH       Sole                    29369
Vanguard Index Fds Stk Mrkt ET                  922908769        5      120 SH       Sole                      120
Blueline Capital Partners                                     1600  1600000 SH       Sole                  1600000
BlueLine Capital Partners II,                                  250   250000 SH       Sole                   250000
SVB Strategic Investors II                                     250   250000 SH       Sole                   250000
The Individuals' Venture Fund                                  550   550000 SH       Sole                   550000